UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |X|; Amendment Number: 1


This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Ampere Capital Management LP

Address:   75 Rockefeller Plaza, 27th Floor
           New York, New York 10019

13F File Number: 028-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alix Ford
Title:  Chief Administrative Officer
Phone:  (646) 825-4425


Signature, Place and Date of Signing:

  /s/ Alix Ford               New York, New York               August 27, 2007
----------------------       -------------------            ------------------
      [signature]                [city, state]                   [date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----

Form 13F Information Table Entry Total:        29
                                              -----

Form 13F Information Table Value Total:      $91,736
                                              -------
                                           (thousands)



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                                                   Ampere Capital Management LP
                                                           June 30, 2007



COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4             COLUMN 5   COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP             SPONSORED ADR      002255107   3116       181154    SH         SOLE        NONE     181154
BOOKHAM INC                   COM                09856E105   2029       901775    SH         SOLE        NONE     901775
BROADCOM CORP                 CL A               111320107   2392        81792    SH         SOLE        NONE      81792
CARMIKE CINEMAS INC           COM                143436400   2124        96736    SH         SOLE        NONE      96736
CHIPMOS TECH BERMUDA LTD      SHS                G2110R106   3608       501800    SH         SOLE        NONE     501800
CISCO SYS INC                 COM                17275R102   1497        53739    SH         SOLE        NONE      53739
CORNING INC                   COM                219350105   3549       138895    SH         SOLE        NONE     138895
CVS CAREMARK CORPORATION      COM                126650100   2849        78166    SH         SOLE        NONE      78166
DISCOVERY HOLDING CO          CL A COM           25468Y107   3182       138427    SH         SOLE        NONE     138427
FINISAR                       COM                31787A101   1318       348549    SH         SOLE        NONE     348549
GLOBAL CROSSING LTD           SHS NEW            G3921A175   3471       183824    SH         SOLE        NONE     183824
IAC INTERACTIVECORP           COM NEW            44919P300   2705        78166    SH         SOLE        NONE      78166
ISILON SYSTEMS INC            COMMON STOCK       46432L104    347        22500    SH         SOLE        NONE      22500
JAZZ TECHNOLOGIES INC         COM                47214E102   2472       818438    SH         SOLE        NONE     818438
LEVEL 3 COMMUNICATIONS INC    COM                52729N100   4191       716445    SH         SOLE        NONE     716445
LIBERTY GLOBAL INC            COM SER A          530555101   4888       119115    SH         SOLE        NONE     119115
NDS GROUP PLC                 SPONSORED ADR      628891103   2409        51316    SH         SOLE        NONE      51316
NET 1 UEPS TECHNOLOGIES INC   COM NEW            64107N206   6663       275900    SH  CALL   SOLE        NONE     275900
NEXCEN BRANDS INC             COM                653351106   2511       225418    SH         SOLE        NONE     225418
ON SEMICONDUCTOR CORP         COM                682189105   5423       505887    SH         SOLE        NONE     505887
QUALCOMM INC                  COM                747525103   6209       143100    SH  CALL   SOLE        NONE     143100
SIRENZA MICRODEVICES INC      COM                82966T106   5800       488595    SH         SOLE        NONE     488595
SONY CORP                     ADR NEW            835699307   2884        56133    SH         SOLE        NONE      56133
SPRINT NEXTEL CORP            COM FON            852061100   2327       112340    SH         SOLE        NONE     112340
TAKE-TWO INTERACTIVE SOFTWAR  COM                874054109   1854        92822    SH         SOLE        NONE      92822
XINHUA FIN MEDIA  LTD         SPONSORED ADR      983982109   1501       181300    SH         SOLE        NONE     181300
XM SATELLITE RADIO HLDGS INC  CL A               983759101   3300       280400    SH         SOLE        NONE     280400
XM SATELLITE RADIO HLDGS INC  CL A               983759101   1863       158300    SH  CALL   SOLE        NONE     158300
YAHOO INC                     COM                984332106   5254       193646    SH  CALL   SOLE        NONE     193646






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